Financial instruments - disclosures	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Financial instruments - disclosures

Note 2 6	Financial instruments – disclosures

Certain disclosures required by IFRS 7 are provided in the shaded sections of the “MD&A – Management of risk”, as permitted by IFRS. The following table provides a cross referencing of those disclosures in the MD&A.

Description	Section
For each type of risk arising from financial instruments, an entity shall disclose: the exposure to risks and how they arise; objectives, policies and processes used for managing the risks; methods used to measure the risk; and description of collateral.	Risk overview
Credit risk
Market risk
Liquidity risk
Operational risk
Reputation and legal risks
Conduct risk
Regulatory compliance risk
Credit risk: gross exposure to credit risk, credit quality and concentration of exposures.	Credit risk
Market risk: trading portfolios – Value-at-Risk; non-trading portfolios – interest rate risk, foreign exchange risk and equity risk.	Market risk
Liquidity risk: liquid assets, maturity of financial assets and liabilities, and credit commitments.	Liquidity risk
We have provided quantitative disclosures related to credit risk consistent with Basel guidelines in the “Credit risk” section of the MD&A. The table below sets out the categories of the on-balance
sheet exposures that are subject to the credit risk framework as set out in the CAR Guideline issued by OSFI under the different Basel approaches based on the carrying value of those exposures in our consolidated financial statements. The credit risk framework includes CCR exposures arising from OTC derivatives, repo-style transactions and trades cleared through CCPs, as well as securitization exposures. Items not subject to the credit risk framework include exposures that are subject to the market risk framework, amounts that are not subject to capital requirements or are subject to deduction from capital, and amounts relating to CIBC’s insurance subsidiaries, which are excluded from the scope of regulatory consolidation.

$ millions, as at October 31		IRB approach	Standardized approach	Other credit risk (1)	Securitization approach	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2024	Cash and deposits with banks	$42,869	$2,941	$2,254	$–	$48,064	$–	$48,064
	Securities	144,993	5,156	–	2,976	153,125	101,220	254,345
	Cash collateral on securities borrowed	15,934	1,094	–	–	17,028	–	17,028
	Securities purchased under resale agreements	56,853	–	–	1,891	58,744	24,977	83,721
	Loans	524,427	15,477	1,240	18,545	559,689	2,514	562,203
	Allowance for credit losses	(3,607)	(310)	–	–	(3,917)	–	(3,917)
	Derivative instruments	36,435	–	–	–	36,435	–	36,435
	Customers’ liability under acceptances	6	–	–	–	6	–	6
	Other assets	21,733	135	8,613	97	30,578	13,522	44,100
	Total credit exposures	$839,643	$24,493	$12,107	$23,509	$899,752	$142,233	$1,041,985
2023 (2) (3)	Total credit exposures	$774,042	$90,815	$10,915	$18,168	$893,940	$81,750	$975,690

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.

(2)	Certain prior year information has been restated to conform to the current year presentation.
(3)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.